UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—34.0%
Australia—0.1%
Glencore PLC *,1	27,720	$127,668

Austria—0.2%
BAWAG Group AG2	1,112	146,598
Erste Group Bank AG	1,598	157,088
		303,686
Brazil—0.1%
Gerdau SA, ADR	20,263	62,815
MercadoLibre, Inc.*	39	91,141
		153,956
Canada—0.5%
Canadian Pacific Kansas City Ltd.	2,222	165,489
Paramount Resources Ltd., Class A	3,464	55,929
Restaurant Brands International, Inc.[1]	1,290	82,756
Shopify, Inc., Class A*	2,476	367,958
Tourmaline Oil Corp.[1]	2,505	108,033
		780,165
France—0.2%
Danone SA	1,965	171,217
LVMH Moet Hennessy Louis Vuitton SE	217	133,538
		304,755
Germany—0.4%
Daimler Truck Holding AG	3,032	125,378
Deutsche Boerse AG	396	106,045
Infineon Technologies AG	4,044	158,647
Knorr-Bremse AG	1,853	174,346
		564,416
Hong Kong—0.1%
AIA Group Ltd.	13,217	126,671

India—0.1%
HDFC Bank Ltd., ADR	4,058	138,621

Ireland—0.2%
Accenture PLC, Class A	172	42,415
AIB Group PLC	24,879	226,816
		269,231
Japan—0.6%
Chugai Pharmaceutical Co. Ltd.	1,800	79,802
ITOCHU Corp.	2,600	147,936
Keyence Corp.	300	111,768
OBIC Business Consultants Co. Ltd.	2,200	135,343
Shin-Etsu Chemical Co. Ltd.	3,500	114,602
Sony Financial Group, Inc.*	8,300	9,204
Sony Group Corp.	8,300	238,598
		837,253
Jersey—0.3%
Aptiv PLC *	4,762	410,580

Netherlands—0.4%
ASML Holding NV	241	235,020

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Netherlands—(continued)
Koninklijke Philips NV1	6,656	$182,335
NXP Semiconductors NV	69	15,713
Universal Music Group NV1	5,050	145,932
		579,000
Portugal—0.1%
Galp Energia SGPS SA1	5,788	109,681

Spain—0.1%
Banco Bilbao Vizcaya Argentaria SA	12,197	235,032

Switzerland—0.1%
Sandoz Group AG	2,863	170,757
TE Connectivity PLC	81	17,782
		188,539
United Kingdom—0.6%
Admiral Group PLC	1,900	85,753
AstraZeneca PLC	995	152,435
BAE Systems PLC	4,257	118,500
British American Tobacco PLC	3,721	197,910
Klarna Group PLC*	2,231	81,766
Legal & General Group PLC	41,351	132,816
Wise PLC, Class A*	6,078	84,729
		853,909
United States—29.9%
3M Co.	159	24,674
A.O. Smith Corp.	41	3,010
Abbott Laboratories	463	62,014
AbbVie, Inc.	469	108,592
Adobe, Inc.*	118	41,625
Advanced Drainage Systems, Inc.	1,806	250,492
Advanced Micro Devices, Inc.*	1,901	307,563
AES Corp.	409	5,382
Aflac, Inc.	148	16,532
Agilent Technologies, Inc.	77	9,883
Airbnb, Inc., Class A*	114	13,842
Akamai Technologies, Inc.*	42	3,182
Alcon AG	1,864	140,200
Align Technology, Inc.*	18	2,254
Allegion PLC	25	4,434
Alliant Energy Corp.	155	10,449
Allstate Corp.	81	17,387
Alphabet, Inc., Class C	1,382	336,586
Alphabet, Inc., Class A	7,809	1,898,368
Amazon.com, Inc.*	10,120	2,222,048
Ameren Corp.	155	16,179
American Electric Power Co., Inc.	327	36,788
American Express Co.	168	55,803
American International Group, Inc.	169	13,273
American Water Works Co., Inc.	122	16,981
Ameriprise Financial, Inc.	28	13,755

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
AMETEK, Inc.	69	$12,972
Amgen, Inc.	143	40,355
Amphenol Corp., Class A	337	41,704
Analog Devices, Inc.	724	177,887
Aon PLC, Class A	70	24,961
APA Corp.	68	1,651
Apollo Global Management, Inc.[1]	1,889	251,747
Apple, Inc.	11,324	2,883,430
Applied Materials, Inc.	224	45,862
AppLovin Corp., Class A*	371	266,578
Arch Capital Group Ltd.	112	10,162
Arista Networks, Inc.*	2,853	415,711
Arthur J Gallagher & Co.	83	25,708
Assurant, Inc.	13	2,816
AT&T, Inc.	2,125	60,010
Atlassian Corp., Class A*	410	65,477
Atmos Energy Corp.	84	14,343
Autodesk, Inc.*	59	18,743
Automatic Data Processing, Inc.	118	34,633
AutoZone, Inc.*	4	17,161
Axon Enterprise, Inc.*	23	16,506
Baker Hughes Co.	169	8,234
Bank of America Corp.	2,093	107,978
Bank of New York Mellon Corp.	215	23,426
Baxter International, Inc.	143	3,256
Becton Dickinson & Co.	77	14,412
Berkshire Hathaway, Inc., Class B*	1,764	886,833
Best Buy Co., Inc.	53	4,008
Biogen, Inc.*	38	5,323
Bio-Rad Laboratories, Inc., Class A*	1,067	299,176
Bio-Techne Corp.	47	2,615
Blackrock, Inc.	375	437,201
Blackstone, Inc.	229	39,125
Block, Inc.*	164	11,852
Boeing Co.*	1,209	260,938
Booking Holdings, Inc.	8	43,194
Boston Scientific Corp.*	2,515	245,539
Bristol-Myers Squibb Co.	9,952	448,835
Broadcom, Inc.	3,447	1,137,200
Broadridge Financial Solutions, Inc.	33	7,860
Brown & Brown, Inc.	97	9,098
Builders FirstSource, Inc.*	32	3,880
Burlington Stores, Inc.*	858	218,361
Cadence Design Systems, Inc.*	75	26,345
Capital One Financial Corp.	3,183	676,642
Cardinal Health, Inc.	65	10,202
CarMax, Inc.*	43	1,929
Carnival Corp.*	278	8,037
Carrier Global Corp.	239	14,268

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Caterpillar, Inc.	138	$65,847
Cboe Global Markets, Inc.	34	8,339
CDW Corp.	36	5,734
Celsius Holdings, Inc.*	2,843	163,444
Cencora, Inc.	46	14,376
Centene Corp.*	96	3,425
CenterPoint Energy, Inc.	426	16,529
CH Robinson Worldwide, Inc.	34	4,502
Charles River Laboratories International, Inc.*	13	2,034
Charles Schwab Corp.	526	50,217
Charter Communications, Inc., Class A*	30	8,253
Chevron Corp.	326	50,625
Chipotle Mexican Grill, Inc.*	360	14,108
Chubb Ltd.	114	32,177
Cigna Group	70	20,178
Cincinnati Financial Corp.	49	7,747
Cintas Corp.	102	20,937
Cisco Systems, Inc.	1,075	73,552
Citigroup, Inc.	565	57,348
Citizens Financial Group, Inc.	124	6,592
CME Group, Inc.	112	30,261
CMS Energy Corp.	201	14,725
Cognizant Technology Solutions Corp., Class A	140	9,390
Coinbase Global, Inc., Class A*	68	22,949
Comcast Corp., Class A	1,088	34,185
ConocoPhillips	213	20,148
Consolidated Edison, Inc.	221	22,215
Constellation Energy Corp.	191	62,852
Cooper Cos., Inc.*	3,850	263,956
Copart, Inc.*	268	12,052
Corning, Inc.	216	17,718
Corpay, Inc.*	22	6,337
Coterra Energy, Inc.	136	3,216
Crowdstrike Holdings, Inc., Class A*	69	33,836
CSX Corp.	568	20,170
Cummins, Inc.	40	16,895
CVS Health Corp.	336	25,331
Danaher Corp.	170	33,704
Darden Restaurants, Inc.	30	5,711
Datadog, Inc., Class A*	89	12,674
DaVita, Inc.*	11	1,462
Dayforce, Inc.*	49	3,376
Deckers Outdoor Corp.*	41	4,156
Deere & Co.	74	33,837
Dell Technologies, Inc., Class C	82	11,625
Delta Air Lines, Inc.	192	10,896

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Devon Energy Corp.	6,639	$232,763
Dexcom, Inc.*	106	7,133
Diamondback Energy, Inc.	30	4,293
Dollar General Corp.	2,630	271,811
Dominion Energy, Inc.	529	32,359
Domino's Pizza, Inc.	8	3,454
DoorDash, Inc., Class A*	96	26,111
Dover Corp.	44	7,341
DR Horton, Inc.	67	11,354
DTE Energy Co.	115	16,264
Duke Energy Corp.	472	58,410
Dynatrace, Inc.*	5,437	263,423
Eaton Corp. PLC	115	43,039
eBay, Inc.	122	11,096
Edison International	248	13,709
Edwards Lifesciences Corp.*	158	12,288
Electronic Arts, Inc.	66	13,312
Elevance Health, Inc.	61	19,710
Eli Lilly & Co.	903	688,989
EMCOR Group, Inc.	11	7,145
Emerson Electric Co.	167	21,907
Entergy Corp.	275	25,627
EOG Resources, Inc.	91	10,203
EPAM Systems, Inc.*	13	1,960
EQT Corp.	108	5,878
Equifax, Inc.	36	9,235
Erie Indemnity Co., Class A	6	1,909
Everest Group Ltd.	10	3,502
Evergy, Inc.	135	10,263
Eversource Energy	230	16,362
Exelon Corp.	625	28,131
Expand Energy Corp.	3,448	366,316
Expedia Group, Inc.	31	6,626
Expeditors International of Washington, Inc.	40	4,904
Exxon Mobil Corp.	1,724	194,381
F5, Inc.*	14	4,525
FactSet Research Systems, Inc.	10	2,865
Fair Isaac Corp.*	6	8,979
Fastenal Co.	361	17,703
FedEx Corp.	64	15,092
Fidelity National Information Services, Inc.	151	9,957
Fifth Third Bancorp	204	9,088
First Citizens BancShares, Inc., Class A	124	221,856
First Horizon Corp.	13,854	313,239
First Solar, Inc.*	725	159,884
FirstEnergy Corp.	337	15,441

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Fiserv, Inc.*	169	$21,789
Ford Motor Co.	1,004	12,008
Fortinet, Inc.*	178	14,966
Fortive Corp.	110	5,389
Fox Corp., Class A	71	4,477
Fox Corp., Class B	43	2,463
Franklin Resources, Inc.	115	2,660
Garmin Ltd.	40	9,849
Gartner, Inc.*	19	4,995
Gates Industrial Corp. PLC*	7,372	182,973
GE HealthCare Technologies, Inc.	124	9,312
GE Vernova, Inc.	80	49,192
Gen Digital, Inc.	166	4,713
Generac Holdings, Inc.*	17	2,846
General Dynamics Corp.	74	25,234
General Electric Co.	313	94,157
General Motors Co.	251	15,303
Genuine Parts Co.	37	5,128
Gilead Sciences, Inc.	332	36,852
Global Payments, Inc.	81	6,729
Globe Life, Inc.	26	3,717
GoDaddy, Inc., Class A*	39	5,336
Goldman Sachs Group, Inc.	94	74,857
Haleon PLC	21,306	95,881
Halliburton Co.	157	3,862
Hartford Insurance Group, Inc.	94	12,539
Hasbro, Inc.	35	2,655
HCA Healthcare, Inc.	46	19,605
Henry Schein, Inc.*	37	2,456
Hewlett Packard Enterprise Co.	363	8,915
Hilton Worldwide Holdings, Inc.	63	16,345
Hologic, Inc.*	61	4,117
Home Depot, Inc.	261	105,755
Honeywell International, Inc.	182	38,311
Howmet Aerospace, Inc.	119	23,351
HP, Inc.	268	7,298
Hubbell, Inc.	15	6,455
HubSpot, Inc.*	313	146,421
Humana, Inc.	32	8,325
Huntington Bancshares, Inc.	483	8,341
Huntington Ingalls Industries, Inc.	10	2,879
IDEX Corp.	19	3,092
IDEXX Laboratories, Inc.*	21	13,417
Illinois Tool Works, Inc.	77	20,079
Incyte Corp.*	44	3,732
Ingersoll Rand, Inc.	5,281	436,316
Insulet Corp.*	18	5,557
Intel Corp.*	1,197	40,159

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Interactive Brokers Group, Inc., Class A	136	$9,358
Intercontinental Exchange, Inc.	179	30,158
International Business Machines Corp.	255	71,951
International Flavors & Fragrances, Inc.	3,605	221,852
Interpublic Group of Cos., Inc.	123	3,433
Intuit, Inc.	77	52,584
Intuitive Surgical, Inc.*	95	42,487
Invesco Ltd.	156	3,579
IQVIA Holdings, Inc.*	43	8,167
Jabil, Inc.	29	6,298
Jack Henry & Associates, Inc.	21	3,128
Jacobs Solutions, Inc.	34	5,095
JB Hunt Transport Services, Inc.	21	2,818
Johnson & Johnson	639	118,483
Johnson Controls International PLC	3,018	331,829
JPMorgan Chase & Co.	850	268,116
KeyCorp	331	6,186
Keysight Technologies, Inc.*	47	8,221
Kinder Morgan, Inc.	331	9,371
KKR & Co., Inc.	211	27,419
KLA Corp.	35	37,751
Kraft Heinz Co.	9,698	252,536
L3Harris Technologies, Inc.	56	17,103
Labcorp Holdings, Inc.	21	6,028
Lam Research Corp.	356	47,668
Las Vegas Sands Corp.	91	4,895
Leidos Holdings, Inc.	37	6,992
Lennar Corp., Class A	48	6,050
Lennox International, Inc.	8	4,235
Liberty Media Corp.-Liberty Formula One, Class C*	2,804	292,878
Live Nation Entertainment, Inc.*	51	8,333
LKQ Corp.	70	2,138
Lockheed Martin Corp.	61	30,452
Loews Corp.	64	6,425
Lowe's Cos., Inc.	148	37,194
Lululemon Athletica, Inc.*	29	5,160
Lyft, Inc., Class A*	5,535	121,825
M&T Bank Corp.	49	9,683
Marathon Petroleum Corp.	51	9,830
Marriott International, Inc., Class A	60	15,626
Marsh & McLennan Cos., Inc.	1,416	285,366
Marvell Technology, Inc.	3,102	260,785
Masco Corp.	70	4,927
Mastercard, Inc., Class A	1,243	707,031
Match Group, Inc.	84	2,967
McDonald's Corp.	187	56,827

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
McKesson Corp.	33	$25,494
Medtronic PLC	328	31,239
Merck & Co., Inc.	651	54,638
Meta Platforms, Inc., Class A	1,924	1,412,947
MetLife, Inc.	169	13,921
Mettler-Toledo International, Inc.*	4	4,910
MGM Resorts International*	62	2,149
Microchip Technology, Inc.	150	9,633
Micron Technology, Inc.	2,067	345,850
Microsoft Corp.	6,674	3,456,798
Moderna, Inc.*,1	93	2,402
Mohawk Industries, Inc.*	13	1,676
Molina Healthcare, Inc.*,1	14	2,679
Monolithic Power Systems, Inc.	13	11,968
Moody's Corp.	50	23,824
Morgan Stanley	374	59,451
Motorola Solutions, Inc.	46	21,035
MSCI, Inc.	25	14,185
Nasdaq, Inc.	128	11,322
Nestle SA, Registered Shares	1,498	137,569
NetApp, Inc.	57	6,752
Netflix, Inc.*	126	151,064
News Corp., Class A	140	4,299
News Corp., Class B1	46	1,589
NextEra Energy, Inc.	8,192	618,414
NIKE, Inc., Class B	2,234	155,777
NiSource, Inc.	298	12,903
Nordson Corp.	11	2,496
Norfolk Southern Corp.	66	19,827
Northern Trust Corp.	63	8,480
Northrop Grumman Corp.	602	366,811
Norwegian Cruise Line Holdings Ltd.*	121	2,980
NRG Energy, Inc.	122	19,758
NVIDIA Corp.	20,767	3,874,707
NVR, Inc.*	1	8,035
Occidental Petroleum Corp.	128	6,048
Old Dominion Freight Line, Inc.	55	7,743
Omnicom Group, Inc.	64	5,218
ON Semiconductor Corp.*	118	5,819
ONEOK, Inc.	108	7,881
Oracle Corp.	2,269	638,134
O'Reilly Automotive, Inc.*	230	24,796
Otis Worldwide Corp.	107	9,783
PACCAR, Inc.	155	15,240
Palantir Technologies, Inc., Class A*	626	114,195
Palo Alto Networks, Inc.*	183	37,262
Parker-Hannifin Corp.	37	28,052
Paychex, Inc.	98	12,422
Paycom Software, Inc.	13	2,706

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
PayPal Holdings, Inc.*	292	$19,582
Pentair PLC	52	5,760
Pfizer, Inc.	1,505	38,347
PG&E Corp.	1,368	20,629
Philip Morris International, Inc.	1,843	298,935
Phillips 66	68	9,249
Pinnacle West Capital Corp.	63	5,649
PNC Financial Services Group, Inc.	126	25,317
Pool Corp.	8	2,481
PPL Corp.	439	16,313
Principal Financial Group, Inc.	68	5,638
Progressive Corp.	1,206	297,822
Prologis, Inc.	2,370	271,412
Prudential Financial, Inc.	112	11,619
PTC, Inc.*	33	6,700
Public Service Enterprise Group, Inc.	307	25,622
PulteGroup, Inc.	55	7,267
QUALCOMM, Inc.	299	49,742
Quanta Services, Inc.	43	17,820
Quest Diagnostics, Inc.	29	5,527
Ralph Lauren Corp.	9	2,822
Raymond James Financial, Inc.	60	10,356
Regal Rexnord Corp.	1,934	277,413
Regeneron Pharmaceuticals, Inc.	27	15,181
Regions Financial Corp.	255	6,724
Republic Services, Inc.	60	13,769
ResMed, Inc.	39	10,675
Revvity, Inc.	33	2,892
Robinhood Markets, Inc., Class A*	246	35,222
Rockwell Automation, Inc.	32	11,185
Rollins, Inc.	94	5,522
Roper Technologies, Inc.	335	167,061
Ross Stores, Inc.	86	13,106
Royal Caribbean Cruises Ltd.	65	21,033
RTX Corp.	394	65,928
S&P Global, Inc.	413	201,011
Salesforce, Inc.	264	62,568
Schlumberger NV	251	8,627
Seagate Technology Holdings PLC	58	13,691
Sempra	401	36,082
ServiceNow, Inc.*	57	52,456
Skyworks Solutions, Inc.	42	3,233
Snap-on, Inc.	11	3,812
Solventum Corp.*	36	2,628
Southern Co.	680	64,444
Southwest Airlines Co.	169	5,393
Spotify Technology SA*	408	284,784
Stanley Black & Decker, Inc.	46	3,419
Starbucks Corp.	300	25,380

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
State Street Corp.	94	$10,905
STERIS PLC	25	6,186
Stryker Corp.	90	33,270
Super Micro Computer, Inc.*,1	142	6,807
Synchrony Financial	109	7,744
Synopsys, Inc.*	51	25,163
T. Rowe Price Group, Inc.	75	7,698
Take-Two Interactive Software, Inc.*	1,877	484,942
Tapestry, Inc.	55	6,227
Targa Resources Corp.	36	6,031
Teledyne Technologies, Inc.*	10	5,860
Teradyne, Inc.	45	6,194
Tesla, Inc.*	1,303	579,470
Texas Instruments, Inc.	250	45,933
Texas Pacific Land Corp.	2	1,867
Textron, Inc.	59	4,985
Thermo Fisher Scientific, Inc.	287	139,201
TJX Cos., Inc.	294	42,495
TKO Group Holdings, Inc.	20	4,039
T-Mobile U.S., Inc.	1,396	334,174
Tractor Supply Co.	142	8,076
Trade Desk, Inc., Class A*	146	7,155
Trane Technologies PLC	65	27,427
TransDigm Group, Inc.	15	19,770
Travelers Cos., Inc.	69	19,266
Trimble, Inc.*	69	5,634
Truist Financial Corp.	397	18,151
Tyler Technologies, Inc.*	10	5,232
U.S. Bancorp	469	22,667
Uber Technologies, Inc.*	614	60,154
Ulta Beauty, Inc.*	11	6,014
Union Pacific Corp.	168	39,710
United Airlines Holdings, Inc.*	95	9,168
United Parcel Service, Inc., Class B	216	18,042
United Rentals, Inc.	19	18,139
UnitedHealth Group, Inc.	1,090	376,377
Universal Health Services, Inc., Class B	15	3,067
Valero Energy Corp.	52	8,854
Veralto Corp.	74	7,889
VeriSign, Inc.	22	6,151
Verisk Analytics, Inc.	40	10,060
Verizon Communications, Inc.	1,255	55,157
Vertex Pharmaceuticals, Inc.*	68	26,632
Viatris, Inc.	311	3,079
Visa, Inc., Class A	524	178,883
Vistra Corp.	196	38,400
Voya Financial, Inc.	3,307	247,364
Vulcan Materials Co.	779	239,636

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
W.R. Berkley Corp.	89	$6,819
Walmart, Inc.	2,442	251,673
Walt Disney Co.	3,379	386,896
Warner Bros Discovery, Inc.*	725	14,159
Waste Management, Inc.	954	210,672
Waters Corp.*	15	4,497
WEC Energy Group, Inc.	199	22,803
Wells Fargo & Co.	4,853	406,778
Welltower, Inc.	981	174,755
West Pharmaceutical Services, Inc.	18	4,722
Western Digital Corp.	97	11,646
Westinghouse Air Brake Technologies Corp.	50	10,024
Westlake Corp.	1,957	150,806
Williams Cos., Inc.	3,935	249,282
Williams-Sonoma, Inc.	32	6,254
Willis Towers Watson PLC	32	11,054
Workday, Inc., Class A*	60	14,444
WW Grainger, Inc.	12	11,436
Wynn Resorts Ltd.	23	2,950
Xcel Energy, Inc.	364	29,357
Xylem, Inc.	72	10,620
Yum! Brands, Inc.	74	11,248
Zebra Technologies Corp., Class A*	12	3,566
Zimmer Biomet Holdings, Inc.	54	5,319
Zoetis, Inc.	114	16,680
Zscaler, Inc.*	987	295,764
		44,657,302
Total common stocks (cost—$42,854,098)		50,640,465

	Face amount[3]
Asset-backed securities: 0.9%
Cayman Islands: 0.2%
OHA Credit Partners XV Ltd.,
Series 2017-15A, Class D2R,
3 mo. USD Term SOFR + 4.500%,
8.826%, due 04/20/37[2,4]	250,000	251,625

United States: 0.7%
CCG Receivables Trust,
Series 2022-1, Class B,
4.420%, due 07/16/29[2]	135,000	134,970
Dell Equipment Finance Trust,
Series 2023-2, Class B,
5.770%, due 01/22/29[2]	100,000	100,663
Enterprise Fleet Financing LLC,
Series 2023-2, Class A2,
5.560%, due 04/22/30[2]	107,733	108,441

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[3]	Value
Asset-backed securities—(concluded)
United States—(concluded)
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class C,
5.320%, due 10/16/28	175,000	$177,264
HPEFS Equipment Trust
Series 2023-1A, Class B,
5.730%, due 04/20/28[2]	31,213	31,232
Series 2024-1A, Class B,
5.180%, due 05/20/31[2]	250,000	251,203
Series 2025-1A, Class D,
4.990%, due 03/21/33[2]	100,000	100,908
Santander Drive Auto Receivables Trust
Series 2024-4, Class A2,
5.410%, due 07/15/27	19,446	19,455
Series 2025-3, Class C,
4.680%, due 09/15/31	100,000	100,558
		1,024,694
Total asset-backed securities (cost—$1,276,643)		1,276,319

Corporate bonds: 13.6%
United States: 13.6%
Air Lease Corp.
5.300%, due 02/01/28	750,000	763,549
Bank of America Corp.
(fixed, converts to FRN on 07/21/31),
2.299%, due 07/21/32[4]	1,450,000	1,286,154
Broadcom, Inc.
4.300%, due 11/15/32	900,000	888,376
Capital One Financial Corp.
(fixed, converts to FRN on 02/01/29),
5.700%, due 02/01/30[4]	850,000	882,483
Centene Corp.
2.450%, due 07/15/28	750,000	696,925
Charter Communications Operating LLC/Charter Communications Operating Capital
6.100%, due 06/01/29	400,000	419,757

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Cheniere Energy Partners LP
4.500%, due 10/01/29	810,000	$807,405
Citigroup, Inc.
(fixed, converts to FRN on 06/11/34),
5.449%, due 06/11/35[4]	1,075,000	1,114,751
Consolidated Edison Co. of New York, Inc.
5.500%, due 03/15/34	375,000	394,529
Discovery Communications LLC
3.625%, due 05/15/30	1,250,000	1,154,757
Expand Energy Corp.
5.375%, due 02/01/29	750,000	750,231
General Motors Co.
5.400%, due 10/15/29	810,000	836,614
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 04/25/29),
5.727%, due 04/25/30[4]	1,250,000	1,307,803
HEICO Corp.
5.350%, due 08/01/33	550,000	570,576
JB Hunt Transport Services, Inc.
4.900%, due 03/15/30	550,000	561,289
JPMorgan Chase & Co.
3.625%, due 12/01/27	810,000	803,588
Micron Technology, Inc.
5.650%, due 11/01/32	550,000	577,187
Morgan Stanley
(fixed, converts to FRN on 07/20/32),
4.889%, due 07/20/33[4]	1,250,000	1,269,242

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[3]	Value
Corporate bonds—(concluded)
United States—(concluded)
Oracle Corp.
6.250%, due 11/09/32	750,000	$815,023
Pacific Gas & Electric Co.
4.550%, due 07/01/30	750,000	744,790
Royal Caribbean Cruises Ltd.
5.625%, due 09/30/31[2]	750,000	764,760
San Diego Gas & Electric Co.
5.400%, due 04/15/35	550,000	567,994
Southern California Edison Co.
5.850%, due 11/01/27	630,000	646,393
T-Mobile USA, Inc.
3.500%, due 04/15/31	540,000	513,668
Warnermedia Holdings, Inc.
Series WI, 4.054%, due 03/15/29	350,000	337,750
Wells Fargo & Co.
(fixed, converts to FRN on 07/25/32),
4.897%, due 07/25/33[4]	820,000	833,061
Total Corporate bonds (cost—$19,674,400)		20,308,655

Mortgage-backed securities: 0.6%
United States: 0.6%
Bank, Series 2022-BNK39, Class A4,
2.928%, due 02/15/55[4]	200,000	181,491
Benchmark Mortgage Trust, Series 2021-B29, Class A5,
2.388%, due 09/15/5[4]	275,000	243,520
CENT Trust, Series 2025-CITY, Class A,
5.091%, due 07/10/402,4	100,000	101,131

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[3]	Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4,
4.228%, due 06/10/51[4]	100,000	$99,513
Flagstar Mortgage Trust, Series 2018-5, Class A2,
4.000%, due 09/25/482,4	32,143	30,273
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A,
2.835%, due 08/10/38[2]	120,000	117,940
MFA Trust
Series 2020-NQM3, Class A1,
1.014%, due 01/26/652,4	10,883	10,342
Series 2021-NQM1, Class A1,
1.153%, due 04/25/652,4	15,648	14,739
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class AS,
4.405%, due 06/15/51[4]	130,000	127,902
Total mortgage-backed securities (cost—$917,783)		926,851

U.S. government agency obligations: 6.9%
United States: 6.9%
Federal Home Loan Mortgage Corp.
1.500%, due 10/01/51	277,790	213,688
2.000%, due 04/01/51	160,954	130,814
2.000%, due 05/01/51	253,100	205,617
2.000%, due 11/01/51	373,825	302,911
2.500%, due 11/01/50	166,581	144,138
3.000%, due 01/01/52	103,759	91,803

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[3]	Value
U.S. government agency obligations—(continued)
United States—(continued)
3.500%, due 11/01/52	228,228	$211,417
4.500%, due 08/01/52	179,211	174,705
4.500%, due 08/01/52	217,039	211,582
Federal National Mortgage Association
2.000%, due 11/01/50	232,724	189,467
2.000%, due 04/01/51	207,150	169,849
2.000%, due 01/01/52	170,462	138,659
2.000%, due 06/01/52	285,949	231,904
2.500%, due 01/01/50	534,780	456,104
2.500%, due 04/01/50	519,308	443,044
2.500%, due 02/01/52	201,919	173,725
3.000%, due 08/01/50	384,065	344,901
3.000%, due 03/01/52	295,336	263,857
3.500%, due 02/01/49	363,539	337,881
4.000%, due 05/01/51	345,762	330,872
4.500%, due 10/01/52	515,922	502,791
5.000%, due 10/01/53	572,417	569,247
5.500%, due 08/01/53	488,033	493,522
6.000%, due 12/01/53	479,557	496,244
Government National Mortgage Association
2.000%, due 01/20/52	415,201	343,671
2.500%, due 08/20/51	457,753	394,228
3.000%, due 10/20/45	57,347	52,058
3.000%, due 12/20/45	65,828	59,757
3.000%, due 04/20/52	188,270	168,210

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[3]	Value
U.S. government agency obligations—(concluded)
United States—(concluded)
3.500%, due 01/20/50	173,049	$159,755
5.000%, due 11/20/52	214,782	214,930
5.500%, due 09/20/52	173,672	175,985
Government National Mortgage Association, TBA
4.000%	525,000	493,640
4.500%	100,000	96,969
5.000%	75,000	74,594
Uniform Mortgage-Backed Security, TBA
2.000%	325,000	261,950
3.000%	125,000	119,776
3.500%	125,000	121,147
4.000%	275,000	259,171
5.000%	200,000	198,342
5.500%	250,000	252,105
Total U.S. government agency obligations (cost—$10,273,564)		10,275,030

	Number of shares
Exchange traded funds: 15.9%
Invesco China Technology ETF	58,646	3,460,700
iShares J.P. Morgan USD Emerging Markets Bond ETF[1]	49,613	4,722,662
iShares MSCI Global Gold Miners ETF[1]	81,660	5,284,219
SPDR Bloomberg Emerging Markets Local Bond ETF[1]	274,954	5,873,017
SPDR Portfolio High Yield Bond ETF[1]	184,181	4,409,293
Total exchange traded funds (cost—$20,877,055)		23,749,891

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Investment companies: 22.7%
PACE High Yield Investments[5]	853,583	$7,810,291
PACE International Equity Investments[5]	846,432	17,665,035
UBS Emerging Markets Equity Opportunity Fund[5]	829,928	8,390,570
Total investment companies (cost—$29,817,535)		33,865,896

Short-term investments: 2.8%
Investment companies: 0.6%
State Street Institutional U.S. Government Money Market Fund, 4.090%[6] (cost $881,313)	881,313	881,313

	Face amount
Short-term U.S. Treasury obligations: 2.2%
United States: 2.2%
U.S. Treasury Bills
3.851%, due 02/19/26[6]	$1,900,000	1,872,203
3.990%, due 04/16/26[6]	1,500,000	1,468,521
Total short-term U.S. treasury obligations (Cost—$3,340,724)		3,340,724
Total Short-term investments (Cost—$4,222,037)		4,222,037

	Number of shares
Investment of cash collateral from securities loaned—3.0%
Money market funds—3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.130%[6] (cost $4,464,024)	4,464,024	4,464,024
Total investments (cost $134,377,139)[7]—100.4%		149,729,168
Liabilities in excess of other assets—(0.4)%		(545,701)
Net assets—100.0%		$149,183,467

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
41	EUR	Euro High Yield Bond Index Futures	December 2025	$2,961,498	$2,961,139	$(359)
349	EUR	EURO STOXX Banks Index Futures	December 2025	4,740,509	4,763,270	22,761
71	USD	MSCI Emerging Markets Index Futures	December 2025	4,779,894	4,826,935	47,041
60	USD	Russell 1000 Value Index Futures	December 2025	6,002,217	6,051,600	49,383
27	USD	S&P 500 E-Mini Index Futures	December 2025	9,084,696	9,097,313	12,617
2	CAD	S&P 60 Index Futures	December 2025	497,582	509,535	11,953
35	JPY	TSE TOPIX Index Futures	December 2025	7,378,940	7,433,817	54,877
Interest rate futures buy contracts:
83	AUD	Australian Bond 10 Year Futures	December 2025	$6,235,521	$6,225,397	$(10,124)
94	EUR	Euro Bund 10 Year Futures	December 2025	14,117,455	14,189,083	71,628
133	GBP	United Kingdom Long Gilt Bond Futures	December 2025	16,170,248	16,248,699	78,451
U.S. Treasury futures buy contracts:
33	USD	U.S. Treasury Note 10 Year Futures	December 2025	$3,693,988	$3,712,500	$18,512
64	USD	U.S. Treasury Note 5 Year Futures	December 2025	6,979,846	6,988,500	8,654
Total				$82,642,394	$83,007,788	$365,394
Index futures sell contracts:
70	AUD	ASX SPI 200 Index Futures	December 2025	$(10,310,029)	$(10,274,711)	$35,318
65	EUR	EURO STOXX 50 Index Futures	December 2025	(4,158,111)	(4,228,520)	(70,409)
38	GBP	FTSE 100 Index Futures	December 2025	(4,755,254)	(4,807,814)	(52,560)
13	USD	MSCI Europe USD NTR Index Futures	December 2025	(1,528,990)	(1,523,340)	5,650
8	USD	MSCI World USD NTR Index Futures	December 2025	(1,107,658)	(1,106,400)	1,258
Interest rate futures sell contracts:
141	CAD	Canadian Bond 10 Year Futures	December 2025	$(12,134,642)	$(12,407,027)	$(272,385)
39	EUR	German Euro Buxl 30 Year Futures	December 2025	(5,121,240)	(5,241,808)	(120,568)
Total				$(39,115,924)	$(39,589,620)	$(473,696)
Net unrealized appreciation (depreciation)						$(108,302)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	277,412	SEK	2,590,000	10/20/25	$(1,976)
CITI	CHF	220,000	USD	277,031	10/20/25	64
HSBC	CNH	11,705,000	USD	1,647,434	10/20/25	4,113
HSBC	GBP	1,110,000	USD	1,490,684	10/20/25	(2,306)
HSBC	KRW	232,000,000	USD	166,938	10/20/25	1,446
HSBC	TWD	27,200,000	USD	898,906	10/20/25	5,196
HSBC	USD	5,613,276	BRL	30,520,000	10/20/25	95,915
HSBC	USD	17,812,889	EUR	15,175,000	10/20/25	22,869
HSBC	USD	6,205,424	INR	549,360,000	10/20/25	(24,129)
HSBC	USD	4,783,082	JPY	704,600,000	10/20/25	(9,526)
JPMCB	AUD	2,460,000	USD	1,635,496	10/20/25	7,286
JPMCB	GBP	6,850,000	USD	9,271,130	10/20/25	57,636
MSCI	KRW	1,287,000,000	USD	935,773	10/20/25	17,720
SSB	USD	806,445	CAD	1,115,000	10/20/25	(4,536)
SSB	USD	993,175	EUR	845,000	10/20/25	(14)
Net unrealized appreciation (depreciation)						$169,758

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$45,933,854	$4,706,611	$—	$50,640,465
Exchange traded funds	23,749,891	—	—	23,749,891
Investment companies	33,865,896	—	—	33,865,896
Asset-backed securities	—	1,276,319	—	1,276,319
Corporate bonds	—	20,308,655	—	20,308,655
Mortgage-backed securities	—	926,851	—	926,851
U.S. government agency obligations	—	10,275,030	—	10,275,030
Short-term investments	881,313	—	—	881,313
Short-term U.S. Treasury obligations	—	3,340,724	—	3,340,724
Investment of cash collateral from securities loaned	4,464,024	—	—	4,464,024
Futures contracts	357,576	60,527	—	418,103
Forward foreign currency contracts	—	212,245	—	212,245
Total	$109,252,554	$41,106,962	$—	$150,359,516

Liabilities
Futures contracts	$(473,845)	$(52,560)	$—	$(526,405)
Forward foreign currency contracts	—	(42,487)	—	(42,487)
Total	$(473,845)	$(95,047)	$—	$(568,892)

At September 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,164,825, represented 1.5% of the Fund’s net assets at period end.
3	In U.S. dollars unless otherwise indicated.
4	Floating or variable rate securities. The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2025 (unaudited)

5

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

Security description	Value 06/30/25	Purchases during the year ended 09/30/25	Sales during the year ended 09/30/25	Net realized gain (loss) during the year ended 09/30/25	Change in net unrealized appreciation (depreciation) during the year ended 09/30/25	Value 09/30/25	Net income earned from affiliate for the year ended 09/30/25	Shares 09/30/25
UBS Emerging Markets Equity Opportunity Fund	$6,611,428	$1,230,000	$475,000	$(80,771)	$1,104,913	$8,390,570	$—	829,928
PACE High Yield Investments	7,588,050	112,095	—	—	110,146	7,810,291	112,095	853,584
PACE International Equity Investments	17,428,297	—	699,999	133,154	803,583	17,665,035	—	846,432
PACE International Emerging Markets Equity Investments	3,045,881	—	3,167,717	743,009	(621,173)	—	—	—
	$34,673,656	$1,342,095	$4,342,716	$795,392	$1,397,469	$33,865,896	$112,095

6	Rate shown reflects yield at September 30, 2025.
7	Includes $6,483,662 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,464,024 and non-cash collateral of $2,205,289.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—99.7%
Brazil—7.4%
Banco BTG Pactual SA	942,000	$8,541,673
Embraer SA, ADR	125,600	7,592,520
Petroleo Brasileiro SA - Petrobras, ADR	470,820	5,960,582
Vale SA	609,800	6,597,263
		28,692,038
China—38.8%
Alibaba Group Holding Ltd.	895,200	20,020,343
Alibaba Group Holding Ltd., ADR	17,162	3,067,364
China CITIC Bank Corp. Ltd., Class H	8,444,000	7,250,572
China Mengniu Dairy Co. Ltd.	3,180,000	6,115,287
China Resources Beer Holdings Co. Ltd.	2,212,000	7,782,662
Contemporary Amperex Technology Co. Ltd., Class A	269,693	15,295,215
Fuyao Glass Industry Group Co. Ltd., Class A	782,717	8,080,361
PDD Holdings, Inc., ADR*	32,999	4,361,478
Ping An Insurance Group Co. of China Ltd., Class H	1,648,000	11,211,491
Sany Heavy Industry Co. Ltd., Class A	2,779,100	9,087,164
Tencent Holdings Ltd.	435,100	37,074,694
Xiaomi Corp., Class B*,1	1,409,400	9,795,254
Zijin Mining Group Co. Ltd., Class H2	2,843,000	11,886,642
		151,028,527
Hong Kong—0.0%†
Zijin Gold International Co. Ltd. *,2	8,104	125,591

Hungary—2.2%
OTP Bank Nyrt	98,679	8,536,064

India—11.5%
DLF Ltd.	473,980	3,808,708
Eicher Motors Ltd.	114,932	9,074,942
HDFC Bank Ltd.	1,302,580	13,959,355
InterGlobe Aviation Ltd.[1]	92,501	5,815,227
Reliance Industries Ltd.	779,127	11,967,237
		44,625,469
Malaysia—1.4%
CIMB Group Holdings Bhd.	3,238,500	5,658,778

Mexico—4.6%
Cemex SAB de CV, ADR	1,156,100	10,393,339

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Mexico—(concluded)
Grupo Financiero Banorte SAB de CV, Class O	743,699	$7,491,610
		17,884,949
Poland—2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	396,837	7,710,811

Russia—0.0%†
Sberbank of Russia PJSC *,3,4	3,568,865	0

Saudi Arabia—2.0%
Saudi National Bank	768,321	8,023,534

Singapore—1.9%
Singapore Telecommunications Ltd.	2,288,400	7,316,167

South Korea—11.2%
Hanwha Aerospace Co. Ltd.	10,985	8,687,326
KB Financial Group, Inc.	84,285	6,956,534
Samsung Electronics Co. Ltd.	272,346	16,327,225
SK Hynix, Inc.	46,390	11,499,982
		43,471,067
Taiwan—14.7%
Hon Hai Precision Industry Co. Ltd.	1,271,000	9,075,118
MediaTek, Inc.	216,000	9,367,859
Taiwan Semiconductor Manufacturing Co. Ltd.	891,000	38,703,092
		57,146,069
United Arab Emirates—2.0%
Aldar Properties PJSC	2,957,725	7,640,010
Total common stocks (cost—$329,974,124)		387,859,074

Short-term investments: 0.1%
Investment companies: 0.1%
State Street Institutional U.S. Government Money Market Fund, 4.090%[5] (cost $492,187)	492,187	492,187
Total investments (cost $330,466,311)—99.8%		388,351,261
Other assets in excess of liabilities—0.2%		900,382
Net assets—100.0%		$389,251,643

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$54,131,420	$333,727,654	$0	$387,859,074
Short-term investments	492,187	—	—	492,187
Total	$54,623,607	$333,727,654	$0	$388,351,261

At September 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $15,610,481, represented 4.0% of the Fund’s net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Rate shown reflects yield at September 30, 2025.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.1%
Brazil—1.4%
MercadoLibre, Inc. *	293	$684,724

Canada—1.3%
Canadian Pacific Kansas City Ltd.[1]	9,000	670,295

China—1.1%
China Mengniu Dairy Co. Ltd.	287,000	551,914

France—4.2%
Danone SA	24,356	2,122,217

Germany—2.6%
Infineon Technologies AG	33,665	1,320,684

India—2.6%
HDFC Bank Ltd., ADR	39,078	1,334,905

Ireland—3.7%
AIB Group PLC	203,881	1,858,730

Japan—5.6%
Chugai Pharmaceutical Co. Ltd.	26,000	1,152,696
Recruit Holdings Co. Ltd.	18,900	1,016,137
Shimano, Inc.	6,000	670,551
		2,839,384
Jersey—2.3%
Aptiv PLC *	13,515	1,165,263

Mexico—1.5%
Grupo Financiero Banorte SAB de CV, Class O	73,230	737,678

Netherlands—1.9%
Aalberts NV1	29,735	980,351

Singapore—1.0%
Singapore Telecommunications Ltd.	165,500	529,115

Spain—5.2%
Banco Bilbao Vizcaya Argentaria SA	49,889	961,343
Iberdrola SA1	86,700	1,641,174
		2,602,517
Switzerland—4.5%
DSM-Firmenich AG	9,770	833,560
Sandoz Group AG	24,435	1,457,368
		2,290,928
Taiwan—2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,100	1,424,379

United Kingdom—5.0%
AstraZeneca PLC	11,029	1,689,654
Wise PLC, Class A*	60,165	838,718
		2,528,372
United States—51.4%
Advanced Drainage Systems, Inc.	9,107	1,263,141

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Alcon AG	18,505	$1,391,850
Autodesk, Inc.*	5,562	1,766,880
BellRing Brands, Inc.*	17,889	650,265
Bio-Rad Laboratories, Inc., Class A*	2,269	636,205
Broadcom, Inc.	7,773	2,564,390
Capital One Financial Corp.	5,688	1,209,155
Dexcom, Inc.*	8,059	542,290
Digital Realty Trust, Inc.	5,611	970,030
Ecolab, Inc.	3,606	987,539
First Horizon Corp.	48,914	1,105,946
Ingersoll Rand, Inc.	9,220	761,756
Linde PLC	2,663	1,264,925
Micron Technology, Inc.	6,684	1,118,367
Microsoft Corp.	6,091	3,154,833
Montrose Environmental Group, Inc.*	14,452	396,852
Pure Storage, Inc., Class A*	9,534	799,045
Regal Rexnord Corp.	7,214	1,034,776
Rivian Automotive, Inc., Class A*,1	18,029	264,666
Roper Technologies, Inc.	2,069	1,031,790
ServiceNow, Inc.*	1,517	1,396,065
Sprouts Farmers Market, Inc.*	5,979	650,515
Trimble, Inc.*	12,675	1,034,914
		25,996,195
Total common stocks (cost—$40,829,315)		49,637,651

Short-term investments: 1.9%
Investment companies: 1.9%
State Street Institutional U.S. Government Money Market Fund, 4.090%[2] (cost $953,905)	953,905	953,905

Investment of cash collateral from securities loaned—3.8%
Money market funds—3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.130%[2] (cost $1,910,672)	1,910,672	1,910,672
Total investments (cost $43,693,892)[3]—103.8%		52,502,228
Liabilities in excess of other assets—(3.8)%		(1,937,396)
Net assets—100.0%		$50,564,832

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$30,621,589	$19,016,062	$—	$49,637,651
Short-term investments	953,905	—	—	953,905
Investment of cash collateral from securities loaned	1,910,672	—	—	1,910,672
Total	$33,486,166	$19,016,062	$—	$52,502,228

At September 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at September 30, 2025.
3	Includes $2,092,383 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,910,672 and non-cash collateral of $280,726.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—97.7%
Austria—3.2%
BAWAG Group AG1	24,529	$3,233,733
Erste Group Bank AG	17,517	1,721,966
		4,955,699
Brazil—0.6%
MercadoLibre, Inc. *	430	1,004,884

Canada—6.0%
Canadian Pacific Kansas City Ltd.	28,587	2,129,081
Restaurant Brands International, Inc.[2]	39,750	2,550,032
Shopify, Inc., Class A*	19,296	2,867,579
Tourmaline Oil Corp.[2]	44,913	1,936,968
		9,483,660
Chile—1.1%
Lundin Mining Corp.	112,022	1,671,033

China—1.3%
Ping An Insurance Group Co. of China Ltd., Class H	292,000	1,986,502

France—2.7%
Cie Generale des Etablissements Michelin SCA	24,296	874,990
Danone SA	38,088	3,318,731
		4,193,721
Germany—7.3%
Daimler Truck Holding AG	63,105	2,609,489
Deutsche Boerse AG	5,171	1,384,747
Infineon Technologies AG	56,283	2,207,991
Knorr-Bremse AG	31,477	2,961,634
SAP SE	8,456	2,264,241
		11,428,102
Ireland—3.2%
AIB Group PLC	557,733	5,084,706

Italy—3.2%
Infrastrutture Wireless Italiane SpA[1,2]	153,816	1,807,559
PRADA SpA	185,300	1,115,618
Prysmian SpA[2]	20,992	2,089,156
		5,012,333
Japan—21.4%
Chugai Pharmaceutical Co. Ltd.	52,900	2,345,294
FANUC Corp.	78,600	2,258,724
Fujitsu Ltd.	87,600	2,054,949
ITOCHU Corp.	77,300	4,398,243
Keyence Corp.	5,700	2,123,595
Mitsubishi UFJ Financial Group, Inc.	251,000	4,048,974
OBIC Business Consultants Co. Ltd.	55,400	3,408,179
Recruit Holdings Co. Ltd.	33,800	1,817,217
Shin-Etsu Chemical Co. Ltd.	65,100	2,131,603
Sony Financial Group, Inc.*	226,600	251,292
Sony Group Corp.	226,600	6,514,003
Toyota Motor Corp.	77,800	1,494,263

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Yamaha Motor Co. Ltd.[2]	92,500	$692,572
		33,538,908
Jersey—1.2%
Aptiv PLC *	21,968	1,894,081

Luxembourg—1.6%
Eurofins Scientific SE2	33,816	2,466,080

Netherlands—7.0%
ASML Holding NV	3,994	3,894,897
ASR Nederland NV2	26,836	1,826,171
Koninklijke Philips NV2	96,344	2,639,254
Universal Music Group NV2	89,151	2,576,237
		10,936,559
Norway—2.8%
Equinor ASA	104,320	2,543,958
Norsk Hydro ASA	268,017	1,822,279
		4,366,237
Portugal—1.3%
Galp Energia SGPS SA2	104,356	1,977,521

Spain—5.2%
Banco Bilbao Vizcaya Argentaria SA	269,604	5,195,173
Iberdrola SA2	153,410	2,903,950
		8,099,123
Switzerland—4.7%
Cie Financiere Richemont SA, Class A2	7,939	1,524,021
DSM-Firmenich AG	27,122	2,314,003
Sandoz Group AG	60,027	3,580,170
		7,418,194
United Kingdom—15.1%
Admiral Group PLC	52,654	2,376,443
Ashtead Group PLC	48,945	3,282,316
AstraZeneca PLC	30,361	4,651,335
Drax Group PLC	159,928	1,508,292
Legal & General Group PLC	1,023,866	3,288,569
NatWest Group PLC	243,759	1,721,755
St. James's Place PLC	75,656	1,294,890
Unilever PLC	59,598	3,539,909
Wise PLC, Class A*	137,536	1,917,293
		23,580,802
United States—8.8%
Alcon AG	40,813	3,069,743
Aon PLC, Class A	3,209	1,144,265
Atlassian Corp., Class A*	12,363	1,974,371
Gates Industrial Corp. PLC*	79,351	1,969,492
Nestle SA, Registered Shares	29,484	2,707,670

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Schneider Electric SE	10,475	$2,948,422
		13,813,963
Total common stocks (cost—$126,593,588)		152,912,108

Short-term investments: 1.8%
Investment companies: 1.8%
State Street Institutional U.S. Government Money Market Fund, 4.090%[3] (cost $2,775,159)	2,775,159	2,775,159

Investment of cash collateral from securities loaned—9.9%
Money market funds—9.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.130%[3] (cost $15,491,602)	15,491,602	15,491,602
Total investments (cost $144,860,349)[4]—109.4%		171,178,869
Liabilities in excess of other assets—(9.4)%		(14,668,490)
Net assets—100.0%		$156,510,379

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$19,393,078	$133,519,030	$—	$152,912,108
Short-term investments	2,775,159	—	—	2,775,159
Investment of cash collateral from securities loaned	15,491,602	—	—	15,491,602
Total	$37,659,839	$133,519,030	$—	$171,178,869

At September 30, 2025, there were no transfers in or out of Level 3.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2025 (unaudited)

Portfolio footnotes

*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,041,292, represented 3.2% of the Fund’s net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Rate shown reflects yield at September 30, 2025.
4	Includes $15,184,963 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $15,491,602 and non-cash collateral of $428,255.

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks: 98.5%
Aerospace & defense: 3.2%
RTX Corp.	54,976	$9,199,134

Banks: 4.7%
JPMorgan Chase & Co.	43,411	13,693,132

Beverages: 2.3%
Coca-Cola Co.	99,968	6,629,878

Biotechnology: 2.8%
AbbVie, Inc.	35,598	8,242,361

Building products: 2.0%
Trane Technologies PLC	13,776	5,812,921

Capital markets: 6.8%
Blackrock, Inc.	7,877	9,183,558
Morgan Stanley	66,032	10,496,447
		19,680,005
Chemicals: 3.1%
Linde PLC	18,787	8,923,825

Commercial services & supplies: 0.9%
Republic Services, Inc.	11,438	2,624,792

Consumer finance: 2.9%
American Express Co.	25,815	8,574,710

Electric utilities: 2.8%
NextEra Energy, Inc.	107,209	8,093,207

Electrical equipment: 3.0%
Eaton Corp. PLC	23,565	8,819,201

Ground transportation: 2.6%
Union Pacific Corp.	32,634	7,713,699

Health care equipment & supplies: 2.7%
Abbott Laboratories	57,971	7,764,636

Hotels, restaurants & leisure: 2.4%
McDonald's Corp.	22,571	6,859,101

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Household products: 2.1%
Procter & Gamble Co.	40,190	$6,175,193

Industrial REITs: 2.5%
Prologis, Inc.	64,048	7,334,777

Insurance: 4.5%
Chubb Ltd.	25,511	7,200,480
Marsh & McLennan Cos., Inc.	29,686	5,982,619
		13,183,099
IT services: 0.9%
Accenture PLC, Class A	10,825	2,669,445

Oil, gas & consumable fuels: 2.4%
Exxon Mobil Corp.	61,518	6,936,154

Pharmaceuticals: 2.7%
Johnson & Johnson	42,653	7,908,719

Professional services: 1.9%
Automatic Data Processing, Inc.	18,535	5,440,023

Semiconductors & semiconductor equipment: 16.6%
Analog Devices, Inc.	29,488	7,245,202
Broadcom, Inc.	61,279	20,216,555
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49,317	13,773,745
Texas Instruments, Inc.	37,713	6,929,009
		48,164,511
Software: 15.5%
Microsoft Corp.	62,604	32,425,742
Oracle Corp.	44,950	12,641,738
		45,067,480
Specialty retail: 7.2%
Home Depot, Inc.	27,434	11,115,983

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Specialty retail—(concluded)
TJX Cos., Inc.	68,480	$9,898,099
		21,014,082
Total common stocks (cost—$214,853,913)		286,524,085

Short-term investments—1.6%
Investment companies: 1.6%
State Street Institutional U.S. Government Money Market Fund, 4.090%[1] (cost $4,547,394)	4,547,394	4,547,394
Total investments (cost—$219,401,307)—100.1%		291,071,479
Liabilities in excess of other assets—(0.1)%		(151,669)
Net assets—100.0%		$290,919,810

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$286,524,085	$—	$—	$286,524,085
Short-term investments	4,547,394	—	—	4,547,394
Total	$291,071,479	$—	$—	$291,071,479

At September 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Rate shown reflects yield at September 30, 2025.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks: 98.5%
Aerospace & defense: 1.1%
TransDigm Group, Inc.	3,048	$4,017,325

Broadline retail: 7.2%
Amazon.com, Inc.*	116,715	25,627,113

Capital markets: 2.4%
Intercontinental Exchange, Inc.	17,364	2,925,487
S&P Global, Inc.	11,782	5,734,417
		8,659,904
Chemicals: 1.4%
Sherwin-Williams Co.	14,127	4,891,615

Communications equipment: 1.2%
Arista Networks, Inc.*	28,146	4,101,154

Entertainment: 1.4%
Netflix, Inc.*	4,245	5,089,415

Financial services: 5.7%
Mastercard, Inc., Class A	15,685	8,921,785
Visa, Inc., Class A	32,827	11,206,481
		20,128,266
Health care equipment & supplies: 4.6%
Boston Scientific Corp.*	67,497	6,589,732
Intuitive Surgical, Inc.*	10,442	4,669,976
Stryker Corp.	14,017	5,181,664
		16,441,372
Hotels, restaurants & leisure: 1.5%
Chipotle Mexican Grill, Inc.*	138,869	5,442,276

Insurance: 1.2%
Progressive Corp.	17,866	4,412,009

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Interactive media & services: 10.9%
Alphabet, Inc., Class A	72,020	$17,508,062
Meta Platforms, Inc., Class A	28,880	21,208,894
		38,716,956
Machinery: 1.4%
Parker-Hannifin Corp.	6,641	5,034,874

Pharmaceuticals: 4.1%
Eli Lilly & Co.	19,063	14,545,069

Semiconductors & semiconductor equipment: 20.9%
Broadcom, Inc.	62,034	20,465,637
NVIDIA Corp.	267,246	49,862,759
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,500	4,049,705
		74,378,101
Software: 20.5%
Intuit, Inc.	9,591	6,549,790
Microsoft Corp.	92,900	48,117,555
Oracle Corp.	40,428	11,369,971
Palo Alto Networks, Inc.*	33,959	6,914,731
		72,952,047
Specialized REITs: 1.9%
American Tower Corp.	35,533	6,833,707

Specialty retail: 3.4%
O'Reilly Automotive, Inc.*	34,586	3,728,717
TJX Cos., Inc.	59,108	8,543,470
		12,272,187

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Technology hardware, storage & peripherals: 7.7%
Apple, Inc.	107,154	$27,284,623
Total common stocks (cost—$238,916,596)		350,828,013

Short-term investments—1.1%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.090%[1] (cost $3,837,227)	3,837,227	3,837,227
Total investments (cost—$242,753,823)—99.6%		354,665,240
Other assets in excess of liabilities—0.4%		1,481,000
Net assets—100.0%		$356,146,240

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$350,828,013	$—	$—	$350,828,013
Short-term investments	3,837,227	—	—	3,837,227
Total	$354,665,240	$—	$—	$354,665,240

At September 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Rate shown reflects yield at September 30, 2025.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations: 99.3%
Supranationals: 99.3%
African Development Bank
4.000%, due 03/18/30	$1,200,000	$1,211,101
4.375%, due 11/03/27	200,000	202,724
4.375%, due 03/14/28	1,300,000	1,320,739
4.500%, due 06/12/35	1,050,000	1,073,351
Agence Francaise de Developpement EPIC
0.625%, due 01/22/26[1]	200,000	197,852
4.875%, due 01/16/30[1]	800,000	826,476
Asian Development Bank
1.500%, due 03/04/31	700,000	619,880
3.125%, due 04/27/32	100,000	95,176
3.875%, due 09/28/32	500,000	496,496
3.875%, due 06/14/33	350,000	346,049
4.000%, due 01/12/33	300,000	299,660
4.125%, due 01/12/34	800,000	801,662
4.375%, due 03/22/35	1,000,000	1,015,540
Asian Infrastructure Investment Bank
3.750%, due 09/14/27	300,000	300,366
4.000%, due 01/18/28	700,000	704,557
4.125%, due 01/18/29	900,000	912,528
4.250%, due 03/13/34	1,200,000	1,212,120
4.500%, due 01/16/30	600,000	617,544
Council of Europe Development Bank
0.875%, due 09/22/26	1,100,000	1,068,712
4.125%, due 01/24/29	200,000	202,540

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
European Bank for Reconstruction & Development
4.125%, due 01/25/29	$400,000	$405,265
4.250%, due 03/13/34	2,100,000	2,118,005
4.375%, due 03/09/28	950,000	964,912
European Investment Bank
1.250%, due 02/14/31	800,000	700,808
3.625%, due 07/15/30	650,000	645,714
3.750%, due 02/14/33	1,500,000	1,476,581
4.625%, due 02/12/35	600,000	621,572
Inter-American Development Bank
1.125%, due 07/20/28	400,000	373,136
1.125%, due 01/13/31	5,100,000	4,444,049
2.250%, due 06/18/29	1,450,000	1,376,724
3.125%, due 09/18/28	350,000	344,589
3.500%, due 09/14/29	1,700,000	1,685,428
3.500%, due 04/12/33	2,050,000	1,973,102
3.625%, due 09/17/31	300,000	295,465
3.750%, due 06/14/30	600,000	599,256
4.125%, due 02/15/29	1,400,000	1,418,660
4.375%, due 07/17/34	1,800,000	1,832,372
Series GMTN, 4.375%, due 07/16/35	2,800,000	2,834,889
4.500%, due 02/15/30	800,000	823,714
4.500%, due 09/13/33	1,200,000	1,234,101
Inter-American Investment Corp.
0.625%, due 02/10/26[1]	400,000	395,026
4.125%, due 02/15/28	400,000	402,985

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
4.250%, due 02/14/29	$500,000	$506,557
International Bank for Reconstruction & Development
0.750%, due 08/26/30	2,200,000	1,902,896
0.875%, due 05/14/30	800,000	702,333
1.250%, due 02/10/31	2,350,000	2,056,427
1.625%, due 11/03/31	1,800,000	1,577,103
2.500%, due 03/29/32	2,000,000	1,834,725
3.875%, due 08/28/34	1,950,000	1,913,096
4.000%, due 07/25/30	1,050,000	1,059,863
4.000%, due 01/10/31	350,000	352,627
4.000%, due 05/06/32	1,100,000	1,102,044
4.125%, due 03/20/30	300,000	304,442
4.375%, due 08/27/35	1,100,000	1,114,572
4.500%, due 04/10/31	150,000	154,733
4.625%, due 08/01/28	300,000	307,593
4.625%, due 01/15/32	3,300,000	3,425,155
4.750%, due 11/14/33	1,400,000	1,463,473
International Development Association
0.750%, due 06/10/27[1]	700,000	665,923
1.000%, due 12/03/30[1]	1,750,000	1,518,902
3.750%, due 09/12/31[1]	700,000	692,888
4.500%, due 02/12/35[1]	900,000	918,203
International Finance Corp.
0.750%, due 10/08/26	400,000	387,678

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(concluded)
Supranationals—(concluded)
0.750%, due 08/27/30	$1,150,000	$994,278
4.375%, due 01/15/27	500,000	503,540
4.500%, due 01/21/28	1,600,000	1,628,738
4.500%, due 07/13/28	100,000	102,134
Isdb Trust Services No. 2 SARL
1.262%, due 03/31/26[1]	200,000	197,162
4.598%, due 03/14/28[1]	1,650,000	1,678,364
4.754%, due 05/15/29[1]	1,400,000	1,441,272
Kreditanstalt fuer Wiederaufbau
4.125%, due 07/15/33	200,000	200,928
4.625%, due 03/18/30	1,900,000	1,968,882
4.750%, due 10/29/30	700,000	730,785
Nordic Investment Bank
3.375%, due 09/08/27	1,800,000	1,788,720
3.750%, due 05/09/30	600,000	599,626
4.375%, due 03/14/28	1,200,000	1,218,870
Total non-U.S. government agency obligations (cost—$77,638,370)		77,505,958

	Number of shares
Short-term investments: 0.3%
Investment companies: 0.3%
State Street Institutional U.S. Government Money Market Fund, 4.090%[2] (cost $232,419)	232,419	232,419
Total investments (cost $77,870,789)—99.6%		77,738,377
Other assets in excess of liabilities—0.4%		349,164
Net assets—100.0%		$78,087,541

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$77,505,958	$—	$77,505,958
Short-term investments	232,419	—	—	232,419
Total	$232,419	$77,505,958	$—	$77,738,377

At September 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
2	Rate shown reflects yield at September 30, 2025.

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Asset-backed securities: 15.1%
Cayman Islands: 4.3%
Dryden 102 CLO Ltd.,
Series 2023-102A, Class C,
3 mo. USD Term SOFR + 2.900%,
7.218%, due 10/15/36[2,3]	250,000	$250,000
Elmwood CLO 22 Ltd.,
Series 2023-1A, Class D1R,
3 mo. USD Term SOFR + 2.800%,
7.122%, due 04/17/38[2,3]	250,000	251,745
GoldenTree Loan Management U.S. CLO 7 Ltd.,
Series 2020-7A, Class DRR,
3 mo. USD Term SOFR + 2.800%,
7.126%, due 04/20/34[2,3]	490,000	491,705
OCP CLO Ltd.,
Series 2022-25A, Class A1R,
3 mo. USD Term SOFR + 1.420%,
5.746%, due 07/20/37[2,3]	500,000	501,641
OHA Credit Partners XV Ltd.,
Series 2017-15A, Class D2R,
3 mo. USD Term SOFR + 4.500%,
8.826%, due 04/20/37[2,3]	250,000	251,625
Sixth Street CLO XVIII Ltd.,
Series 2021-18A, Class D1R,
3 mo. USD Term SOFR + 2.700%,
6.910%, due 10/17/38[2,3]	500,000	501,024
Wellfleet CLO Ltd.,
Series 2020-1A, Class C,
3 mo. USD Term SOFR + 3.962%,
8.279%, due 04/15/33[2,3]	250,000	249,801
		2,497,541
Jersey: 2.1%
AGL CLO 25 Ltd.,
Series 2023-25A, Class D1R,
3 mo. USD Term SOFR + 2.900%,
7.223%, due 07/21/38[2,3]	250,000	252,916
Dryden 108 CLO Ltd.,
Series 2022-108A, Class A1R,
3 mo. USD Term SOFR + 1.360%,
5.689%, due 07/18/37[2,3]	500,000	501,763
Venture 46 CLO Ltd.,
Series 2022-46A, Class A1R,
3 mo. USD Term SOFR + 1.450%,
5.776%, due 10/20/37[2,3]	500,000	501,643
		1,256,322
United States: 8.7%
CarMax Auto Owner Trust,
Series 2025-3, Class B,
4.680%, due 03/17/31	500,000	506,851

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(concluded)
United States—(concluded)
Exeter Automobile Receivables Trust
Series 2023-2A, Class D,
6.320%, due 08/15/29	700,000	$718,611
Series 2024-5A, Class B,
4.480%, due 04/16/29	330,000	330,439
Ford Credit Auto Owner Trust,
Series 2023-2, Class B,
5.920%, due 02/15/36[2]	300,000	313,204
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class C,
5.320%, due 10/16/28	400,000	405,176
GMF Floorplan Owner Revolving Trust,
Series 2024-3A, Class B,
4.920%, due 11/15/28[2]	250,000	251,918
HPEFS Equipment Trust
Series 2024-1A, Class B,
5.180%, due 05/20/31[2]	500,000	502,407
Series 2024-1A, Class C,
5.330%, due 05/20/31[2]	100,000	100,763
Series 2024-2A, Class D,
5.820%, due 04/20/32[2]	250,000	255,837
Series 2025-1A, Class D,
4.990%, due 03/21/33[2]	150,000	151,362
Nissan Auto Lease Trust,
Series 2025-A, Class C,
5.110%, due 06/15/29	500,000	506,440
Santander Drive Auto Receivables Trust
Series 2025-1, Class C,
5.040%, due 03/17/31	400,000	406,118
Series 2025-3, Class C,
4.680%, due 09/15/31	150,000	150,837
Verizon Master Trust,
Series 2025-1, Class B,
4.940%, due 01/21/31	500,000	507,859
		5,107,822
Total asset-backed securities (cost—$8,851,175)		8,861,685

Corporate bonds: 63.8%
Belgium: 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	265,000	248,260

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Brazil: 1.0%
Minerva Luxembourg SA
4.375%, due 03/18/31[4]		400,000	$366,500
Petrobras Global Finance BV
7.375%, due 01/17/27		200,000	207,166
			573,666
Canada: 0.7%
Canadian Pacific Railway Co.
3.100%, due 12/02/51		250,000	169,040
NOVA Chemicals Corp.
5.250%, due 06/01/27[2]		250,000	250,720
			419,760
Chile: 1.2%
Corp. Nacional del Cobre de Chile
5.125%, due 02/02/33[4]		400,000	400,408
Latam Airlines Group SA
7.875%, due 04/15/30[4]		260,000	270,835
			671,243
China: 0.0%†
Agile Group Holdings Ltd.
5.750%, due 01/02/25[4,5]		200,000	10,000

Czech Republic: 0.4%
Czechoslovak Group AS
5.250%, due 01/10/31[4]	EUR	200,000	244,203

Ireland: 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28		550,000	530,031
4.450%, due 04/03/26		300,000	299,965
			829,996

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Mexico: 1.1%
Grupo Aeromexico SAB de CV
8.250%, due 11/15/29[4]	250,000	$248,775
Petroleos Mexicanos
6.700%, due 02/16/3[2]	400,000	396,500
		645,275
Netherlands: 0.4%
LYB Finance Co. BV
8.100%, due 03/15/27[2]	150,000	157,181
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26	65,000	64,862
		222,043
Peru: 0.4%
Banco de Credito del Peru SA
(fixed, converts to FRN on 09/30/26),
3.250%, due 09/30/31[3,4]	220,000	215,514

Qatar: 0.4%
QNB Finance Ltd.
2.750%, due 02/12/27[4]	250,000	244,500

Saudi Arabia: 0.4%
Saudi Arabian Oil Co.
4.375%, due 04/16/49[2]	300,000	252,012

United Arab Emirates: 0.5%
MDGH GMTN RSC Ltd.
5.500%, due 04/28/33[4]	240,000	255,576

United Kingdom: 1.8%
Barclays PLC
4.836%, due 05/09/28	200,000	201,107
(fixed, converts to FRN on 09/13/33),
6.692%, due 09/13/34[3]	400,000	442,561
HSBC Holdings PLC
6.500%, due 09/15/37	200,000	217,863

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United Kingdom—(continued)
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	$200,039
		1,061,570
United States: 53.7%
AbbVie, Inc.
4.500%, due 05/14/35	200,000	196,260
AEP Texas, Inc.
Series E, 6.650%, due 02/15/33	50,000	55,026
Series G, 4.150%, due 05/01/49	50,000	39,051
Allegiant Travel Co.
7.250%, due 08/15/27[2]	300,000	303,730
Allegion U.S. Holding Co., Inc.
5.600%, due 05/29/34	300,000	313,118
Allison Transmission, Inc.
4.750%, due 10/01/27[2]	250,000	248,295
Ally Financial, Inc.
5.750%, due 11/20/25	250,000	250,148
ARES Strategic Income Fund
6.200%, due 03/21/32	650,000	671,571
ASGN, Inc.
4.625%, due 05/15/28[2]	300,000	294,485
AT&T, Inc.
3.800%, due 12/01/57	58,000	41,357
4.300%, due 02/15/30	300,000	300,653
Avantor Funding, Inc.
4.625%, due 07/15/28[2]	275,000	270,506
Aviation Capital Group LLC
5.125%, due 04/10/30[2]	200,000	203,034
Avient Corp.
6.250%, due 11/01/31[2]	200,000	203,105

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Bank of America Corp.
6.110%, due 01/29/37	225,000	$242,700
Series FF, (fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[3,6]	300,000	303,077
Series RR, (fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[3,6]	315,000	309,831
Block, Inc.
3.500%, due 06/01/31	220,000	204,737
Blue Owl Technology Finance Corp.7,
6.750%, due 04/04/29	620,000	639,663
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, due 07/15/29[2]	150,000	155,540
Boeing Co.
6.528%, due 05/01/34	550,000	608,006
Broadcom, Inc.
3.137%, due 11/15/35[2]	300,000	259,550
Capital One Financial Corp.
3.750%, due 07/28/26	300,000	298,799
(fixed, converts to FRN on 10/30/30),
7.624%, due 10/30/31[3]	500,000	565,496
Series M, (fixed, converts to FRN on 09/01/26),
3.950%, due 09/01/26[3,6]	310,000	304,319
Carrier Global Corp.
2.722%, due 02/15/30	250,000	234,296

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	75,000	$74,911
Celanese U.S. Holdings LLC
6.879%, due 07/15/32	500,000	510,905
Centene Corp.
2.500%, due 03/01/31	675,000	581,454
CF Industries, Inc.
5.150%, due 03/15/34	600,000	605,494
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	350,000	348,398
Citigroup, Inc.
6.625%, due 06/15/32	400,000	443,693
6.675%, due 09/13/43	140,000	158,137
Series AA, (fixed, converts to FRN on 11/15/28),
7.625%, due 11/15/28[3,6]	250,000	262,464
Series X, (fixed, converts to FRN on 02/18/26),
3.875%, due 02/18/26[3,6]	310,000	307,136
Civitas Resources, Inc.
8.375%, due 07/01/28[2]	150,000	155,482
Comcast Corp.
2.887%, due 11/01/51	64,000	39,422
2.937%, due 11/01/56	67,000	39,758
3.969%, due 11/01/47	38,000	29,694

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Concentrix Corp.7,
6.850%, due 08/02/33	400,000	$415,128
ConocoPhillips Co.
3.758%, due 03/15/42	100,000	82,064
Continental Resources, Inc.
4.375%, due 01/15/28	550,000	546,518
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	50,000	41,800
Edison International
Series A, (fixed, converts to FRN on 03/15/26),
5.375%, due 03/09/26[3,6]	125,000	121,359
Energizer Holdings, Inc.
4.375%, due 03/31/29[2]	300,000	287,718
Energy Transfer LP
5.400%, due 10/01/47	200,000	183,070
EQT Corp.
3.900%, due 10/01/27	277,000	275,221
Exelon Corp.
4.450%, due 04/15/46	150,000	127,723
Expedia Group, Inc.
3.800%, due 02/15/28	250,000	247,833
Extra Space Storage LP
5.400%, due 02/01/34	850,000	874,685
FedEx Corp.
4.550%, due 04/01/46[2]	100,000	83,810
Ford Motor Credit Co. LLC
5.730%, due 09/05/30	600,000	604,938

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
FTAI Aviation Investors LLC
5.500%, due 05/01/28[2]	325,000	$325,052
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	200,000	199,689
General Motors Co.
6.600%, due 04/01/36	550,000	593,636
Global Payments, Inc.
5.400%, due 08/15/32	600,000	613,912
Goldman Sachs Group, Inc.
5.150%, due 05/22/45	380,000	358,609
Series Q, (fixed, converts to FRN on 08/10/29),
7.379%, due 02/10/26[3,6]	265,000	267,588
Series V, (fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[3,6]	325,000	319,586
Goodyear Tire & Rubber Co.
5.000%, due 07/15/29	250,000	241,419
HCA, Inc.
5.500%, due 06/01/33	550,000	571,417
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 05/15/26	123,000	122,855
Jane Street Group/JSG Finance, Inc.
7.125%, due 04/30/31[2]	100,000	104,889

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, due 09/20/31[2]	200,000	$202,854
Jones Lang LaSalle, Inc.
6.875%, due 12/01/28	250,000	268,396
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[3]	300,000	296,048
(fixed, converts to FRN on 06/01/29),
6.875%, due 06/01/29[3,6]	300,000	315,977
Series KK, (fixed, converts to FRN on 06/01/26),
3.650%, due 06/01/26[3,6]	325,000	321,436
KB Home
7.250%, due 07/15/30	200,000	206,238
KeyCorp
4.150%, due 10/29/25	75,000	74,974
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	150,646
5.550%, due 06/01/45	500,000	485,650
Kroger Co.
6.900%, due 04/15/38	450,000	516,133
Kyndryl Holdings, Inc.[7],
6.350%, due 02/20/34	650,000	694,587
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[2]	155,000	156,005
LYB International Finance BV
4.875%, due 03/15/44	50,000	42,861

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Marathon Petroleum Corp.
4.750%, due 09/15/44	170,000	$146,319
Masco Corp.
1.500%, due 02/15/28	400,000	376,221
Meritage Homes Corp.
3.875%, due 04/15/29[2]	250,000	243,373
MetLife, Inc.
6.400%, due 12/15/36	510,000	536,680
Morgan Stanley
4.300%, due 01/27/45	250,000	219,292
4.350%, due 09/08/26	140,000	140,294
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[3]	165,000	181,342
Nabors Industries, Inc.
7.375%, due 05/15/27[2]	196,000	198,961
Navient Corp.
6.750%, due 06/15/26	450,000	455,145
NCR Voyix Corp.
5.000%, due 10/01/28[2]	150,000	147,759
Occidental Petroleum Corp.
6.450%, due 09/15/36	250,000	265,667
Olin Corp.[7],
5.000%, due 02/01/30	400,000	390,731
Olympus Water U.S. Holding Corp.
9.750%, due 11/15/28[2]	200,000	209,900
OneMain Finance Corp.
3.500%, due 01/15/27	200,000	195,464
6.750%, due 03/15/32	200,000	203,704
Oracle Corp.
2.300%, due 03/25/28	100,000	95,608
4.000%, due 11/15/47	600,000	464,997

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Regal Rexnord Corp.
6.300%, due 02/15/30	600,000	$636,179
Reworld Holding Corp.
4.875%, due 12/01/29[2]	150,000	141,070
Rocket Cos., Inc.
6.125%, due 08/01/30[2]	250,000	256,580
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, due 10/15/26[2]	300,000	293,859
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	100,000	100,605
Sabre GLBL, Inc.
8.625%, due 06/01/27[2]	119,000	120,704
10.750%, due 11/15/29[2]	31,000	29,958
Science Applications International Corp.
4.875%, due 04/01/28[2]	150,000	148,482
Sempra
(fixed, converts to FRN on 10/15/25),
4.875%, due 10/15/25[3,6]	270,000	269,946
Sirius XM Radio LLC
3.125%, due 09/01/26[2]	250,000	246,550
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]	200,000	200,064
Solventum Corp.
5.600%, due 03/23/34	200,000	208,226
T-Mobile USA, Inc.
5.150%, due 04/15/34	575,000	588,211

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(concluded)
United States—(concluded)
United Airlines, Inc.
4.625%, due 04/15/29[2]	200,000	$196,938
United Rentals North America, Inc.
4.875%, due 01/15/28	100,000	99,695
VICI Properties LP
4.950%, due 02/15/30	200,000	202,320
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]	200,000	199,236
Wells Fargo & Co.
(fixed, converts to FRN on 09/15/28),
7.625%, due 09/15/28[3,6]	300,000	321,126
Series BB, (fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[3,6]	325,000	321,844
		31,468,675
Total corporate bonds (cost—$37,223,374)		37,362,293

Mortgage-backed securities: 4.0%
United States: 4.0%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B,
2.511%, due 10/15/54[2]	150,000	129,568
BBCMS Trust, Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	130,600
BX Mortgage Trust, Series 2021-PAC, Class D,
1 mo. USD Term SOFR + 1.413%,
5.563%, due 10/15/36[2,3]	175,000	174,344

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(concluded)
United States—(concluded)
BX Trust
Series 2021-LGCY, Class D, 1 mo. USD Term SOFR + 1.416%,
5.567%, due 10/15/36[2,3]	400,000	$398,500
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.543%,
5.693%, due 03/15/30[2,3]	124,514	124,203
CENT Trust, Series 2025-CITY, Class A,
5.091%, due 07/10/40[2,3]	400,000	404,524
Extended Stay America Trust, Series 2021-ESH, Class D,
1 mo. USD Term SOFR + 2.364%,
6.515%, due 07/15/38[2,3]	295,147	295,147
FREMF Mortgage Trust, Series 2017-K64, Class B,
4.137%, due 05/25/50[2,3]	50,000	49,548
INTOWN Mortgage Trust, Series 2025-STAY, Class B,
1 mo. USD Term SOFR + 1.750%,
5.900%, due 03/15/42[2,3]	500,000	499,062
MILE Trust, Series 2025-STNE, Class B,
1 mo. USD Term SOFR + 1.700%,
5.850%, due 07/15/42[2,3]	125,000	125,039
Total mortgage-backed securities (cost—$2,359,802)		2,330,535

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]		Value
Municipal bonds: 0.3%
California: 0.3%
State of California, GO Bonds,
5.100%, due 09/01/35 (cost—$198,695)		200,000	$207,105

Non-U.S. government agency obligations: 11.8%
Argentina: 0.2%
Argentina Republic Government International Bonds,
Multiple Steps Up Thereafter (4.750% - 5.000%),
4.125%, due 07/09/35		250,000	131,000

Azerbaijan: 0.6%
Republic of Azerbaijan International Bonds
3.500%, due 09/01/32[4]		370,000	343,638

Brazil: 3.8%
Brazil Notas do Tesouro Nacional
10.000%, due 01/01/35	BRL	14,335,000	2,203,967

Chile: 0.4%
Chile Government International Bonds
2.450%, due 01/31/31		230,000	208,380

Colombia: 0.6%
Colombia Government International Bonds
3.250%, due 04/22/32		400,000	338,800

Egypt: 0.4%
Egypt Government International Bonds
7.500%, due 01/31/27[4]		250,000	253,125

Guatemala: 0.4%
Guatemala Government Bonds
3.700%, due 10/07/33[4]		250,000	222,000

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Hungary: 0.5%
Hungary Government International Bonds
7.625%, due 03/29/41		250,000	$296,375

Ivory Coast: 0.4%
Ivory Coast Government International Bonds
7.625%, due 01/30/33[4]		200,000	208,000

Mexico: 2.0%
Mexico Bonos
7.750%, due 11/13/42	MXN	2,250,000	106,580
8.000%, due 02/21/36	MXN	15,615,000	804,100
Mexico Government International Bonds
4.750%, due 03/08/44		150,000	125,137
6.750%, due 09/27/34		100,000	109,275
			1,145,092
Panama: 0.1%
Panama Government International Bonds
3.870%, due 07/23/60		50,000	32,400
9.375%, due 04/01/29		50,000	56,994
			89,394
Paraguay: 0.4%
Paraguay Government International Bonds
6.000%, due 02/09/36[4]		200,000	212,400

Peru: 0.5%
Peru Government International Bonds
2.783%, due 01/23/31		325,000	299,731

Poland: 0.4%
Republic of Poland Government International Bonds
5.750%, due 11/16/32		230,000	245,743

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

	Face amount[1]	Value
Non-U.S. government agency obligations—(concluded)
Romania: 0.4%
Romania Government International Bonds
6.375%, due 01/30/34[4]	250,000	$253,267

Serbia: 0.4%
Serbia International Bonds
6.000%, due 06/12/34[4]	250,000	260,375

Supranationals: 0.3%
Africa Finance Corp.
4.375%, due 04/17/26[4]	200,000	198,990
Total non-U.S. government agency obligations (cost—$6,716,778)		6,910,277

U.S. Treasury obligations: 0.2%
United States: 0.2%
U.S. Treasury Notes,
4.625%, due 02/15/35	125,000	129,902
(cost—$126,389)

	Number of shares
Short-term investments: 1.0%
Investment companies: 1.0%
State Street Institutional U.S. Government Money Market Fund, 4.090%[8] (cost $575,116)	575,116	$575,116

Investment of cash collateral from securities loaned—4.0%
Money market funds—4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.130%[8] (cost $2,334,650)	2,334,650	2,334,650
Total investments (cost $58,385,979)[9]—100.2%		58,711,563
Liabilities in excess of other assets—(0.2)%		(116,927)
Net assets—100.0%		$58,594,636

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
24	USD	U.S. Long Bond Futures	December 2025	$2,737,536	$2,798,250	$60,714
97	USD	U.S. Treasury Note 10 Year Futures	December 2025	10,883,815	10,912,500	28,685
21	USD	U.S. Treasury Note 2 Year Futures	December 2025	4,374,266	4,376,367	2,101
80	USD	U.S. Treasury Note 5 Year Futures	December 2025	8,752,122	8,735,625	(16,497)
6	USD	Ultra U.S. Treasury Bond Futures	December 2025	729,758	720,375	(9,383)
72	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2025	8,263,301	8,285,625	22,324
Total				$35,740,798	$35,828,742	$87,944
Net unrealized appreciation (depreciation)						$87,944

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[10]	Payments received by the portfolio[10]	Value	Unrealized appreciation (depreciation)

USD	1,100	04/17/35	Annual	3.820%	1 day USD SOFR	$(14,009)	$(14,009)

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[10]	Payments received by the portfolio[10]	Value	Unrealized appreciation (depreciation)
USD	900	04/21/35	Annual	3.815%	1 day USD SOFR	$(11,076)	$(11,076)
USD	900	04/23/35	Annual	3.842	1 day USD SOFR	(13,180)	(13,180)
USD	850	06/04/35	Annual	3.907	1 day USD SOFR	(17,398)	(17,398)
USD	700	06/09/35	Annual	3.842	1 day USD SOFR	(10,486)	(10,486)
USD	1,700	09/12/35	Annual	3.515	1 day USD SOFR	20,130	20,130
USD	650	04/25/45	Annual	4.035	1 day USD SOFR	(5,878)	(5,878)
USD	600	04/28/45	Annual	4.028	1 day USD SOFR	(4,838)	(4,838)
USD	700	05/14/45	Annual	4.132	1 day USD SOFR	(16,043)	(16,043)
USD	450	06/16/45	Annual	4.086	1 day USD SOFR	(7,453)	(7,453)
USD	700	08/05/45	Annual	4.055	1 day USD SOFR	(8,759)	(8,759)
Total						$(88,990)	$(88,990)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	CAD	50,000	USD	36,355	10/20/25	$394
JPMCB	JPY	13,200,000	USD	90,118	10/20/25	690
JPMCB	USD	27,260	GBP	20,000	10/20/25	(359)
JPMCB	USD	11,946	NZD	20,000	10/20/25	(343)
MSCI	EUR	400,000	USD	472,710	10/20/25	2,575
Net unrealized appreciation (depreciation)						$2,957

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$8,861,685	$—	$8,861,685
Corporate bonds	—	37,362,293	—	37,362,293
Mortgage-backed securities	—	2,330,535	—	2,330,535
Municipal bonds	—	207,105	—	207,105
Non-U.S. government agency obligations	—	6,910,277	—	6,910,277
U.S. Treasury obligations	—	129,902	—	129,902
Short-term investments	575,116	—	—	575,116
Investment of cash collateral from securities loaned	2,334,650	—	—	2,334,650
Futures contracts	113,824	—	—	113,824
Swap agreements	—	20,130	—	20,130
Forward foreign currency contracts	—	3,659	—	3,659
Total	$3,023,590	$55,825,586	$—	$58,849,176

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2025 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Liabilities
Futures contracts	$(25,880)	$—	$—	$(25,880)
Swap agreements	—	(109,120)	—	(109,120)
Forward foreign currency contracts	—	(702)	—	(702)
Total	$(25,880)	$(109,822)	$—	$(135,702)

At September 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $14,282,202, represented 24.4% of the Fund’s net assets at period end.
3	Floating or variable rate securities. The rates disclosed are as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Bond interest in default.
6	Perpetual investment. Date shown reflects the next call date.
7	Security, or portion thereof, was on loan at the period end.
8	Rate shown reflects yield at September 30, 2025.
9	Includes $2,283,853 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,334,650 and non-cash collateral of $0.
10	Payments made or received are based on the notional amount.

The UBS Funds

Glossary of terms used in the Portfolio of investments

September 30, 2025 (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	Anticipation Certificates of Indebtedness
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build America Mutual
BBSW	Bank Bill Swap Rate
BOBL	Bundesobligationen
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
COP	Certificate of Participation
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OBFR	Overnight Bank Funding Rate
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
RBA IOCR	RBA Interbank Overnight Cash Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SCH BD GTY	School Bond Guaranty
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipts
ST APPROP	State Appropriation
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security

The UBS Funds

Glossary of terms used in the Portfolio of investments

September 30, 2025 (unaudited)

TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
NAT	National Westminster

The UBS Funds

Glossary of terms used in the Portfolio of investments

September 30, 2025 (unaudited)

RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSB	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank
WBC	Westpac Banking Corp.

See accompanying notes to financial statements.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2025.